Other Balance Sheet Accounts - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure of financial assets [line items]
Security deposits	$ 4,873	$ 5,010
Other non-current assets
Disclosure of financial assets [line items]
Security deposits	$ 3,300	$ 3,700